Annual Total Returns (Vanguard Mid-Cap Growth Index Fund - ETF Shares ETF) (Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Growth Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Annual Total Return
2013	32.23%
2012	15.94%
2011	(3.70%)
2010	29.11%
2009	42.85%
2008	(47.02%)
2007	17.44%